Dividends	12 Months Ended
Dec. 31, 2020
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Dividends

(36)	Dividends
The Group did not decree or pay dividends during ended December 31, 2020, based on the retained earnings as of December 31, 2019, and dividends were decreed by the Group during ended December 31, 2019, based on retained earnings as of December 31, 2018:

	December 31, 2020	December 31, 2019
Dividends decreed
Dividend - Ordinary shared	$—	$9,862
Dividend - Preferred shared		5,523

Total	$—	$15,385

The General Shareholders Meeting of Avianca Holdings S.A. at an ordinary session on March 22, 2019, agreed distribution of profits for the year 2018 as dividend to the shareholders preferent and ordinary of the Group that will be paid the amount of COP$50 (Preferred shared) and COP$46 (Ordinary shared) per share, respectively. The dividends decreed were paid on May 24, 2019 by the amount of
COP$16 and COP$3 per share, August 23, 2019 COP$16 and COP$3 per share and September 20, 2019 COP$18 and COP$40 per share, respectively.
The decree of dividends was made with a TRM of COP $3,082.45. The payment of the dividends was made to the corresponding TRM on the date on which the transaction was made.
Dividends paid to minority shareholding
During the year ended December 31, 2019, LifeMiles Ltd. paid dividends for $36 million. In 2020, there are not payments of dividends.